Borrowings and Bank Deposits (Parenthetical) (Details) - USD ($) $ in Millions	1 Months Ended
	Aug. 31, 2014	Feb. 13, 2015	Dec. 31, 2014	Oct. 31, 2014	Aug. 05, 2014	Mar. 31, 2014	Dec. 31, 2013
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 10)			$ 199,182				$ 218,918
Bank deposits (Note 10)			43,841				38,171
Short-term borrowings (Note 10)			70,714				76,877
Non Recourse Borrowings Of Consolidated Securitization Entities			19,369				19,721
Subordinated Notes Guaranteed By GE
Borrowings And Bank Deposits [Line Items]
Long-term debt, current maturities			300				300
Non US Banks
Borrowings And Bank Deposits [Line Items]
Bank deposits (Note 10)			8,905				12,472
Unsecured Debt
Borrowings And Bank Deposits [Line Items]
Senior Notes						$ 3,000
Notes Reclassified To Current Portion Of Long Term Borrowing [Member]
Borrowings And Bank Deposits [Line Items]
Non Recourse Borrowings Of Consolidated Securitization Entities			3,377				6,208
Notes Due In 2024 | Unsecured Debt
Borrowings And Bank Deposits [Line Items]
Senior Notes						$ 750
Senior Unsecured Note Interest Rate						3.375%
Notes Due In 2044 | Unsecured Debt
Borrowings And Bank Deposits [Line Items]
Senior Notes						$ 2,250
Senior Unsecured Note Interest Rate						4.50%
GECC
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 10)			186,759				207,531
Secured Debt			4,835				7,673
Bank deposits (Note 10)			43,841				38,171
Short-term borrowings (Note 10)			67,705				76,286
Non Recourse Borrowings Of Consolidated Securitization Entities			19,369				19,721
GECC | Guaranteed investment contracts
Borrowings And Bank Deposits [Line Items]
Long-term debt, current maturities			439				481
GECC | PTL
Borrowings And Bank Deposits [Line Items]
Long-term debt, current maturities			700				700
GECC | Non Recourse
Borrowings And Bank Deposits [Line Items]
Secured Debt			1,183				1,899
GECC | Certificates of Deposit
Borrowings And Bank Deposits [Line Items]
Bank deposits (Note 10)			$ 14,500				$ 11,481
Synchrony Financial
Borrowings And Bank Deposits [Line Items]
Long-term debt, current maturities					$ 3,593
Proceeds From Issuance Of Unsecured Debt	$ 8,000
Unsecured Long-Term Debt, Noncurrent	$ 3,593	$ 1,000		$ 750
Synchrony Financial | Long-term Debt
Borrowings And Bank Deposits [Line Items]
Unsecured Long-Term Debt, Noncurrent					$ 8,245